CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)		Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Sep. 30, 2022		$ 6	$ 1,935,356		$ (766,110)	$ (227,965)	$ 941,287
Beginning balance shares at Sep. 30, 2022	[1]	5,500,000
Shareholder’s contribution			668,972				668,972
Net loss for the fiscal year					1,509,332		1,509,332
Appropriation to statutory reserve				74,492	(74,492)
Foreign currency translation adjustments						(73,751)	(73,751)
Ending balance, value at Sep. 30, 2023		$ 6	2,604,328	74,492	668,730	(301,716)	3,045,840
Ending balance shares at Sep. 30, 2023	[1]	5,500,000
Shareholder’s contribution			256,238				256,238
Net loss for the fiscal year					962,740		962,740
Appropriation to statutory reserve				111,733	(111,733)
Foreign currency translation adjustments						119,645	119,645
Ending balance, value at Sep. 30, 2024		$ 6	2,860,566	186,225	1,519,737	(182,071)	4,384,463
Ending balance shares at Sep. 30, 2024	[1]	5,500,000
Initial public offering (“IPO”), net of share issuance costs		$ 1	3,706,120				3,706,121
Initial public offering ("IPO"), net of share issuance costs, shares	[1]	1,400,000
Net loss for the fiscal year					(3,288,107)		(3,288,107)
Foreign currency translation adjustments						(42,322)	(42,322)
Ending balance, value at Sep. 30, 2025		$ 7	$ 6,566,686	$ 186,225	$ (1,768,370)	$ (224,393)	$ 4,760,155
Ending balance shares at Sep. 30, 2025	[1]	6,900,000

[1]	Shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1) and the Share Subdivision, Re-designation and the share surrender effected on November 3, 2023 (Note 12).